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                           FLEMING MUTUAL FUND GROUP

                          JPMORGAN MID CAP VALUE FUND
                         JPMORGAN SMALL CAP GROWTH FUND

                               ALL SHARE CLASSES

                         SUPPLEMENT DATED MAY 21, 2002
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

    The third paragraph under the heading EXPENSES on page 24 is hereby deleted in its entirety.

                                                                  SUP-MCVSCG-502